Offsets	Mar. 13, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Bumble, Inc.
Form or Filing Type	S-3
File Number	333-270220
Initial Filing Date	Mar. 02, 2023
Fee Offset Claimed	$ 23,071.33
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Common Stock, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	58,618,411
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,419,151,730.30
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, a registration fee of $271,512.04 was paid with respect to securities available for issuance under a Registration Statement on Form S-3ASR (Registration No. 333-270220) initially filed by the registrant on March 2, 2023 (the "Prior Registration Statement"), which registered 101,768,345 shares of Class A Common Stock for resale by the Selling Stockholders, who were also identified in the Prior Registration Statement and related prospectus. Pursuant to Rule 457(p), $156,390.52 is presently available for offset. The $23,071.33 registration fee associated with this Registration Statement is hereby offset against the prepaid registration fees made in connection with the securities available for issuance under the Prior Registration Statement. The offering of the unsold securities under the Prior Registration Statement expired on March 2, 2026.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Bumble, Inc.
Form or Filing Type	S-3
File Number	333-270220
Filing Date	Mar. 02, 2023
Fee Paid with Fee Offset Source	$ 23,071.33